Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories
9.  INVENTORIES
Inventories consist of:

	2025	2024

Raw materials and supplies	$1,647	$1,672
Work-in-process	484	446
Finished goods	661	664
Tooling and engineering	1,334	1,369
	$4,126	$4,151
Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.